Consolidated Statements of Changes in Stockholders’ Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2011	$ 519	$ 201,874	$ 192,662	$ 395,055
Balance (in Shares) at Dec. 31, 2011	51,887
Issuance of restricted stock, net of forfeitures (in Shares)	780
Issuance of restricted stock, net of forfeitures	$ 7	(7)
Exercise of stock options	$ 5	2,568		2,573
Exercise of stock options (in Shares)	465
Tax effect of stock-based compensation		1,901		1,901
Stock-based compensation		18,012		18,012
Net income			182,350	182,350
Balance at Dec. 31, 2012	$ 531	224,348	375,012	599,891
Balance (in Shares) at Dec. 31, 2012	53,132
Issuance of restricted stock, net of forfeitures (in Shares)	669
Issuance of restricted stock, net of forfeitures	$ 7	(7)
Employee tax withholding on restricted stock vesting	$ (1)	(1,374)		(1,375)
Employee tax withholding on restricted stock vesting (in Shares)	(74)
Exercise of stock options	$ 9	5,210		5,219
Exercise of stock options (in Shares)	877
Tax effect of stock-based compensation		3,430		3,430
Stock-based compensation		22,581		22,581
Net income			66,405	66,405
Balance at Dec. 31, 2013	$ 546	254,188	441,417	696,151
Balance (in Shares) at Dec. 31, 2013	54,604
Issuance of restricted stock, net of forfeitures (in Shares)	723
Issuance of restricted stock, net of forfeitures	$ 7	(7)
Employee tax withholding on restricted stock vesting	$ (2)	(4,376)		(4,378)
Employee tax withholding on restricted stock vesting (in Shares)	(153)
Exercise of stock options	$ 2	831		833
Exercise of stock options (in Shares)	159
Tax effect of stock-based compensation		2,118		2,118
Stock-based compensation		18,350		18,350
Net income			68,823	68,823
Balance at Dec. 31, 2014	$ 553	$ 271,104	$ 510,240	$ 781,897
Balance (in Shares) at Dec. 31, 2014	55,333